UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2019 to July 17, 2019

Commission File Number of issuing entity:  333-172366-11

Central Index Key Number of issuing entity:  0001589803

WFRBS Commercial Mortgage Trust 2013-C18
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-172366

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A. (formerly known as NCB, FSB)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541886

UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541214

C-III Commercial Mortgage LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542105

Basis Real Estate Capital II, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555501

Liberty Island Group I LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000729153

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541615

RBS Financial Products Inc.
(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918787
38-3918788
38-3918789
38-7103156
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
A-S			X
X-A			X
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2019 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2013-C18 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	2.53%	1	$0.00

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2019 to July 17, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on May 14, 2019. The CIK number for the Depositor is 0000850779.

National Cooperative Bank, N.A. (formerly known as NCB, FSB) ("NCB "), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2019. The Central Index Key number for NCB is 0001577313.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 14, 2019. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2019. The Central Index Key number for UBS is 0001541886.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2019. The Central Index Key number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 11, 2019. The Central Index Key number for Basis is 0001542105.

Liberty Island Group I LLC ("LIG I"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2019. The Central Index Key number for LIG I is 0001555501.

NatWest Markets Plc (formerly known as The Royal Bank of Scotland plc) ("NatWest plc"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for NatWest plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 15, 2019. The Central Index Key number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts.  The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue.  On May 6, 2019, the court entered an order approving the settlement agreement.  Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 57 RMBS trusts in New York federal and state court are not covered by the agreement.  With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.

Item 6. Significant Obligors of Pool Assets.

The Americas Mart mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $32,825,266.00 for the period of January 1, 2019 through March 31, 2019.

The Garden State Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $19,764,443.00 for the period of January 1, 2019 through March 31, 2019.

The Outlet Collection | Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 23, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,233,528.00 for the period of January 1, 2019 through March 31, 2019.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2013-C18, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	06/17/2019	$3,119.95
Current Distribution Date	07/17/2019	$3,016.21

Interest Reserve Account Balance
Prior Distribution Date	06/17/2019	$0.00
Current Distribution Date	07/17/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-C18, relating to the July 17, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: July 30, 2019